RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Risk Management [Line Items]
Disclosure of credit risk exposure [text block]
The information below contains the maximum exposure to credit risk:

December 31, 2017

	Maximum exposure	Collateral	Net exposure
	In millions of COP
Loans and Advances	160,468,094	(71,122,738)	89,345,356
Commercial	88,997,241	(42,593,800)	46,403,441
Consumer	27,646,114	(5,915,201)	21,730,913
Mortgage	20,512,208	(18,991,957)	1,520,251
Small Business Loans	1,063,580	(652,227)	411,353
Financial Leases	22,248,951	(2,969,553)	19,279,398
Off-Balance Sheet Exposures	22,360,075	-	22,360,075
Financial Guarantees	6,701,643	-	6,701,643
Loan Commitments	15,658,432	-	15,658,432
Other Financial Instruments (1)	16,837,677	(2,867,247)	13,970,430
Debt Securities	14,859,423	(2,741,345)	12,118,078
Derivatives	457,940	(125,902)	332,038
Equity Securities(2)	1,520,314	-	1,520,314
Total	199,665,846	(73,989,985)	125,675,861

December 31, 2016

	Maximum exposure	Collateral	Net exposure
	In millions of COP
Loans and Financial Leases	151,747,486	(68,627,160)	83,120,326
Commercial	86,259,708	(28,801,285)	57,458,423
Consumer	23,925,279	(5,917,791)	18,007,488
Mortgage	19,155,852	(18,193,999)	961,853
Small Business Loans	1,062,724	(296,816)	765,908
Financial Leases	21,343,923	(15,417,269)	5,926,654
Off-Balance Sheet Exposures	15,499,545	-	15,499,545
Financial Guarantees	6,344,004	-	6,344,004
Loan Commitments	9,155,541	-	9,155,541
Other Financial Instruments (1)	13,900,216	(1,384,764)	12,515,452
Debt Securities	11,705,563	(1,137,457)	10,568,106
Derivatives	779,829	(247,307)	532,522
Equity Securities	1,414,824	-	1,414,824
Total	181,147,247	(70,011,924)	111,135,323

(1)	Collateral Held (-) and Collateral Pledged (+).
(2)	Includes investments classified as “assets held for sale”. See Note 12 Assets held for sale and inventories, net.

Disclosure of Credit Risk Management, Borrower Portfolio Variables Explanatory [Text Block]
The borrower of this portfolio is mainly made up of companies, segmented in homogenous groups that are constituted according to size, annual sales or main activity. The following variables are part of this classification:

Segment	Incomes/Sales
Business	Companies with annual sales > = COP 20,000 M and < COP 45,000 M except for Banco Agrícola, which places borrowers with annual sales >= USD 1M and < USD 25 M and their main activity is in El Salvador.
Business Construction
Constructors who dedicate themselves professionally to the construction of buildings to be sold as their main activity, with annual sales >= COP 20,000 M and <= COP 45,000 M or with more than three projects.

Corporate Construction	Constructors who dedicate themselves to the construction of buildings to be sold as their main activity, with annual sales > COP 45,000 M or more than five projects
Corporate
Companies with annual sales >= COP 45,000 M., Banistmo places borrowers with annual sales >to USD 10 M in this classification and Banco Agrícola places borrowers with annual sales >= USD 25 M and their main activity is in El Salvador.

Institutional Financing	Financial sector institutions.
Government	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level.
SME	Annual sales < COP 20,000 M, with a classification between small, medium, large and plus except for Banistmo which place companies that do not surpass USD 10 M in annual sales in this classification.

Summary of Amounts and Allowance of Financial Assets Explanatory [Text Block]
During 2017, risk level 4 was created for nonperforming clients without any financial, operational or commercial viability, where the objective is to obtain the highest possible portfolio recovery by judicial means, in order to reduce or end the commercial relationship given their inability to pay.

Watch List December 31 2017
Million COP
Risk Level	Amount	%	Allowance
Level 1 - Low Risk	4,938,711	2.00%	114,361
Level 2 - Medium Risk	1,641,169	5.00%	81,796
Level 3 - High Risk	3,806,554	33.00%	1,264,077
Level 4 - High Risk	1,509,014	76.00%	1,150,212
Total	11,895,448	22.00%	2,610,447

Watch List December 31 2016
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	3,738,353	3.00%	124,139
Level 2 – Medium Risk	1,623,733	3.00%	46,627
Level 3 and 4 – High Risk	4,461,571	30.00%	1,316,480
Total	9,823,657	15.00%	1,487,246

Disclosure of collateral [text block]
The following table shows loans and financial leases, classified in commercial, consumer, mortgage, financial leases and small business loans, and disaggregated by type of collateral:

December 31, 2017
Amount Covered by Collateral
In Millions of COP
Nature of the Collateral	Commercial	Consumer	Mortgage	Financial Leasing	Small Business	Total
Real Estate and Residential	19,529,154	1,572,455	18,959,433	-	273,248	40,334,290
Goods Given in Real Estate Leasing	7,725,197	-	-	2,392,075	-	10,117,272
Goods Given in Leasing Other Than Real Estate	5,124,246	112,724	-	577,447	-	5,814,417
Stand by Letters of Credit	455,793	-	-	-	-	455,793
Security Deposits	779,008	300,730	-	-	56,588	1,136,326
Guarantee Fund	2,583,354	147	-	-	301,045	2,884,546
Sovereign of the Nation	12,710	-	-	-	-	12,710
Collection Rights	3,220,882	41,597	-	-	1,119	3,263,598
Other Collateral (Pledges)	3,163,456	3,887,548	32,524	31	20,227	7,103,786
Without Guarantee (Uncovered Balance)	46,403,441	21,730,913	1,520,251	19,279,398	411,353	89,345,356
Total loans and financial leases	88,997,241	27,646,114	20,512,208	22,248,951	1,063,580	160,468,094

December 31, 2016
Amount Covered by Collateral
In Millions of COP
Nature of the Collateral	Commercial	Consumer	Mortgage	Financial Leasing	Small Business	Total
Real Estate and Residential	18,359,267	1,493,231	17,862,248	-	215,889	37,930,635
Goods Given in Real Estate Leasing	-	-	-	9,231,286	-	9,231,286
Goods Given in Leasing Other Than Real Estate	-	-	-	6,185,983	-	6,185,983
Stand by Letters of Credit	206,453	-	-	-	-	206,453
Security Deposits	1,015,605	280,543	-	-	59,029	1,355,177
Guarantee Fund	2,542,666	53	308,532	-	348	2,851,599
Sovereign of the Nation	25,421	-	-	-	-	25,421
Collection Rights	2,896,981	35,816	-	-	1,230	2,934,027
Other Collateral (Pledges)	3,754,892	4,108,148	23,219	-	20,320	7,906,579
Without Guarantee (Uncovered Balance)	57,458,423	18,007,488	961,853	5,926,654	765,908	83,120,326
Total loans and financial leases	86,259,708	23,925,279	19,155,852	21,343,923	1,062,724	151,747,486

Disclosure Of Loans And Advances To Customer Explanatorys [Text Block]
The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories are as follows:

Composition	December 31 2017	December 31, 2016
In millions of COP
Commercial	88,997,241	86,259,708
Corporate	58,661,267	55,862,353
SME	17,184,059	16,521,808
Others	13,151,915	13,875,547
Consumer	27,646,114	23,925,279
Credit card	6,255,277	7,784,658
Vehicle	2,915,705	3,058,653
Payroll loans	6,970,783	5,080,660
Others	11,504,349	8,001,308
Mortgage	20,512,208	19,155,852
VIS[1]	5,491,926	5,017,520
Non- VIS	15,020,282	14,138,332
Financial Leases	22,248,951	21,343,923
Small Business Loan	1,063,580	1,062,724
Loans and advances to customers and financial institutions	160,468,094	151,747,486
Allowance for loans and advances and lease losses	(8,223,103)	(6,621,911)
Total net loan and financial leases	152,244,991	145,125,575

[1] VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 SMMLV.

Disclosure Of Detailed Information of Maturity Analysis of Loans And Receivables [Text Block]
The following table shows the ranges of maturity, understood as the remaining term for the completion of the contract of loans and financial leases:

December 31, 2017
Maturity	Less Than 1 Year	Between 1 and 3 Years	Between 3 and 5 Years	Greater Than 5 Years	Total
In millions of COP
Commercial	26,641,770	19,583,956	13,561,261	29,210,254	88,997,241
Corporate	17,054,923	11,588,101	8,533,725	21,484,518	58,661,267
SME	5,568,251	5,684,612	2,973,761	2,957,435	17,184,059
Others	4,018,596	2,311,243	2,053,775	4,768,301	13,151,915
Consumer	1,393,022	4,826,773	12,035,699	9,390,620	27,646,114
Credit card	761,294	1,104,571	2,384,220	2,005,192	6,255,277
Vehicle	67,118	718,610	1,499,980	629,997	2,915,705
Payroll loans	52,087	692,079	1,325,911	4,900,706	6,970,783
Others	512,523	2,311,513	6,825,588	1,854,725	11,504,349
Mortgage	50,102	148,851	389,456	19,923,799	20,512,208
VIS	12,238	40,182	93,917	5,345,589	5,491,926
Non-VIS	37,864	108,669	295,539	14,578,210	15,020,282
Financial Leases	3,101,344	2,698,394	3,546,370	12,902,843	22,248,951
Small business loans	232,596	479,646	182,893	168,445	1,063,580
Total gross loans and financial leases	31,418,834	27,737,620	29,715,679	71,595,961	160,468,094

December 31, 2016
Maturity	Less Than 1 Year	Between 1 and 3 Years	Between 3 and 5 Years	Greater Than 5 Years	Total
In millions of COP
Commercial	18,011,992	22,458,578	13,494,101	32,295,037	86,259,708
Corporate	9,679,076	14,032,332	8,385,002	23,765,943	55,862,353
SME	4,549,984	5,711,371	3,145,824	3,114,629	16,521,808
Others	3,782,932	2,714,875	1,963,275	5,414,465	13,875,547
Consumer	692,986	4,873,973	9,713,953	8,644,367	23,925,279
Credit card	189,648	1,465,599	2,363,351	3,766,060	7,784,658
Vehicle	68,174	644,217	1,516,701	829,561	3,058,653
Payroll loans	46,849	589,925	1,314,077	3,129,809	5,080,660
Others	388,315	2,174,232	4,519,824	918,937	8,001,308
Mortgage	37,068	130,429	309,167	18,679,188	19,155,852
VIS	11,151	45,615	81,807	4,878,947	5,017,520
Non-VIS	25,917	84,814	227,360	13,800,241	14,138,332
Financial Leases	3,389,108	2,719,026	3,168,629	12,067,160	21,343,923
Small business loans	128,025	604,831	161,559	168,309	1,062,724
Total gross loans and financial leases	22,259,179	30,786,837	26,847,409	71,854,061	151,747,486

Disclosure of details of credit portfolio by main economic activity of borrower [Text Block]
The following is the detail of the credit portfolio by main economic activity of the borrower:

December 31, 2017
Economic sector	Loans and advances
	Local	Foreign	Total
	In millions of COP
Agriculture	3,533,671	2,171,525	5,705,196
Petroleum and Mining Products	909,127	65,991	975,118
Food, Beverages and Tobacco	5,640,910	808,493	6,449,403
Chemical Production	3,341,248	172,763	3,514,011
Government	3,780,686	151,879	3,932,565
Construction	15,464,605	5,164,321	20,628,926
Commerce and Tourism	17,115,018	6,520,546	23,635,564
Transport and Communications	8,307,712	602,962	8,910,674
Public Services	5,180,634	2,472,215	7,652,849
Consumer Services	31,367,376	16,719,168	48,086,544
Commercial Services	16,248,665	3,993,836	20,242,501
Other Industries and Manufactured Products	6,367,961	4,366,782	10,734,743
Total	117,257,613	43,210,481	160,468,094

December 31, 2016
Economic sector	Loans and advances
	Local	Foreign	Total
In millions of COP
Agriculture	3,360,479	2,210,219	5,570,698
Petroleum and Mining Products	1,670,126	96,463	1,766,589
Food, Beverages and Tobacco	4,992,305	556,798	5,549,103
Chemical Production	3,184,196	218,010	3,402,206
Government	3,426,089	204,429	3,630,518
Construction	14,122,163	4,496,434	18,618,597
Commerce and Tourism	15,953,310	6,056,928	22,010,238
Transport and Communications	7,484,105	740,379	8,224,484
Public Services	5,013,469	4,626,201	9,639,670
Consumer Services	28,673,632	13,116,938	41,790,570
Commercial Services	15,186,857	5,753,166	20,940,023
Other Industries and Manufactured Products	6,141,378	4,463,412	10,604,790
Total	109,208,109	42,539,377	151,747,486

Disclosure of details of loans and financial leases by country [Text Block]
The table below shows the concentration of the loans and advances by country. Loans are presented based on the country that they were originated:

December 31, 2017
Country	Loans and advances	% Participation	Allowance for loans and advances and lease losses	% Participation
Colombia	112,862,226	70.30%	7,164,085	87.10%
Panama	28,722,853	17.90%	507,181	6.20%
El Salvador	9,120,415	5.70%	358,258	4.40%
Puerto Rico	847,767	0.50%	14,941	0.20%
Guatemala	8,902,627	5.50%	177,895	2.10%
Other countries	12,206	0.10%	743	0.00%
Total	160,468,094	100.00%	8,223,103	100.00%

December 31, 2016
Country	Loans and advances	% Participation	Allowance for loans and advances and lease losses	% Participation
Colombia	102,011,845	67.22%	5,369,122	81.08%
Panama	31,216,172	20.57%	783,883	11.84%
El Salvador	8,879,815	5.85%	345,364	5.22%
Puerto Rico	1,220,689	0.80%	10,218	0.15%
Peru	140,114	0.09%	9,958	0.15%
Guatemala	8,265,518	5.45%	102,772	1.55%
Other countries	13,333	0.02%	594	0.01%
Total	151,747,486	100.00%	6,621,911	100.00%

Disclosure of financial assets that are either past due or impaired [text block]
The following table shows information about current, past due and impaired loans:

December 31 2017
Risk Category	Current loans without impairment	Past due loan without impairment	Current loans that are impaired	Past due and impaired loans	Total
	In millions of COP
A- Normal Risk	139,543,463	224,259	783,333	7,108	140,558,163
B- Acceptable Risk	5,986,958	1,265,787	1,848,716	88,508	9,189,969
C- Appreciable Risk	9,770	715	2,932,948	901,271	3,844,704
D- Significant Risk	-	-	1,167,928	3,289,030	4,456,958
E- Unrecoverable Risk	52	-	564,728	1,853,520	2,418,300
Total	145,540,243	1,490,761	7,297,653	6,139,437	160,468,094

December 31, 2016
Risk Category	Current loans without impairment	Past due loan without impairment	Current loans that are impaired	Past due and impaired loans	Total
	In millions of COP
A- Normal Risk	134,686,374	183,232	1,590,500	11,110	136,471,216
B- Acceptable Risk	4,810,882	861,347	1,574,761	72,370	7,319,360
C- Appreciable Risk	-	-	2,603,480	979,191	3,582,671
D- Significant Risk	1,247	-	696,641	1,801,383	2,499,271
E- Unrecoverable Risk	-	-	532,715	1,342,253	1,874,968
Total	139,498,503	1,044,579	6,998,097	4,206,307	151,747,486

Analysis of age of financial assets that are past due but not impaired [text block]
The following shows the loans according to past due days. A loan is considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2017
Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
	In millions of COP
Commercial	85,747,936	570,412	130,613	1,573,899	974,381	88,997,241
Consumer	25,942,380	764,098	236,509	584,789	118,338	27,646,114
Mortgage	18,751,121	752,336	140,188	396,227	472,336	20,512,208
Financial Leases	21,480,161	215,685	61,700	238,030	253,375	22,248,951
Small Business Loan	916,298	39,178	12,753	70,977	24,374	1,063,580
Total	152,837,896	2,341,709	581,763	2,863,922	1,842,804	160,468,094

December 31, 2016
Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
	In millions of COP
Commercial	84,353,343	361,110	116,876	857,622	570,757	86,259,708
Consumer	22,624,937	609,278	168,018	443,530	79,516	23,925,279
Mortgage	17,746,163	639,346	132,330	284,214	353,799	19,155,852
Financial Leases	20,695,617	149,214	25,238	160,557	313,297	21,343,923
Small Business Loan	943,393	42,941	11,639	46,382	18,369	1,062,724
Total	146,363,453	1,801,889	454,101	1,792,305	1,335,738	151,747,486

Disclosure Of Detailed Information About Impaired Loans And Financial Leases [Text Block]
The table below shows impaired loans and advances according to their type of evaluation:

December 31, 2017
	Individual Evaluation		Collective Evaluation
	Carrying Amount	Allowance	Carrying Amount	Allowance
	In millions of COP
Commercial	4,544,324	2,059,356	3,546,504	1,782,385
Consumer	10,839	10,839	2,337,640	1,403,499
Mortgage	-	-	1,115,785	489,414
Financial Leases	641,228	298,947	1,105,208	202,940
Small Business Loan	-	-	135,562	99,798
Total	5,196,391	2,369,142	8,240,699	3,978,036

December 31, 2016
	Individual Evaluation		Collective Evaluation
	Carrying Amount	Allowance	Carrying Amount	Allowance
	In millions of COP
Commercial	4,547,366	1,767,139	2,245,077	1,121,557
Consumer	4,586	1,153	1,820,092	1,025,668
Mortgage	-	-	1,215,061	474,479
Financial Leases	454,477	265,920	815,043	144,318
Small Business Loan	-	-	102,702	73,594
Total	5,006,429	2,034,212	6,197,975	2,839,616

Disclosure of detailed information about credit quality analysis of the group [Text Block]
Credit Quality Analysis of the Group

	Debt Securities		Equity		Derivatives[1]
	2017	2016	2017	2016	2017	2016
Maximum Exposure to Credit Risk
Low Risk	12,475,888	9,134,939	780,870	792,323	349,375	765,355
Medium Risk	1,842,454	1,695,848	-	11,111	181	94
High Risk	336,054	647,709	10,939	602	1,679	1,640
Without Rating	205,027	227,067	728,504	610,788	106,705	12,741
Total	14,859,423	11,705,563	1,520,313	1,414,824	457,940	779,830

[1]	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive. Therefore, the value described here differs from the book value.

Disclosure of detailed information about maximum exposure level to the credit risk [Text Block]
⋅
Maximum exposure level to the credit risk given for:

	Maximum Exposure		Collateral *		Net Exposure
	2017	2016	2017	2016	2017	2016
Maximum Exposure to Credit Risk
Debt Securities	14,859,423	11,705,563	(2,741,345)	(1,137,457)	12,118,078	10,568,106
Derivatives **	457,940	779,829	(125,902)	(247,307)	332,038	532,522
Equity	1,520,313	1,414,824	-	-	1,520,313	1,414,824
Total	16,837,676	13,900,216	(2,867,247)	(1,384,764)	13,970,429	12,515,452

See Notes on this table:

* Collateral Held (-) and Collateral Pledged (+)

** Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied
* Debt Securities Book value 100%
* Equity Instruments:
-	Shares:100%
-	Investment funds: Book value 100%

Disclosure of detailed information about individual evaluation of impairment at the end of the period for other financial instruments [Text Block]
The information corresponding to the individual evaluation of impairment at the end of the period for other financial instruments, is detailed as follows:

Debt Securities

	Exposure		Impairment		Final Exposure
	2017	2016	2017	2016	2017	2016
Maximum Exposure to Credit Risk
Fair Value	10,701,855	8,538,974	-	-	10,701,855	8,538,974
Amortized Cost	4,158,766	3,166,589	1,198	-	4,157,568	3,166,589
Total	14,860,621	11,705,563	1,198	-	14,859,423	11,705,563

Equity

	Exposure		Impairment		Final Exposure
	2017	2016	2017	2016	2017	2016
Maximum Exposure to Credit Risk
Fair Value through profit or loss	990,788	895,425	-	-	990,788	895,425
Fair Value through OCI	529,525	519,399	-	-	529,525	519,399
Total	1,520,313	1,414,824	-	-	1,520,313	1,414,824

Disclosure of detailed information about risk exposure by economic sector and risk country [Text Block]
Risk exposure by economic sector and risk country:

	Debt Securities		Equity		Derivatives[3]
	2017	2016	2017	2016	2017	2016
Maximum Exposure to Credit Risk
Sector Concentration
Corporate	3,020,087	2,148,173	1,340,844	1,193,132	95,138	187,171
Financial	1,054,303	979,201	91,904	186,123	317,232	545,990
Government	10,785,033	8,578,189	-	-	-	-
Funds e ETF	-	-	87,565	35,569	45,570	46,668
Total	14,859,423	11,705,563	1,520,313	1,414,824	457,940	779,829
Concentration by Location
North America	710,592	344,173	8,658	-	130,303	294,317
Latam	12,643,832	11,352,383	1,494,750	1,407,845	294,237	369,401
Europe	-	9,007	-	6,979	33,400	55,572
Others (Includes Funds and ETF)	1,504,999	-	16,905	-	-	60,539
Total	14,859,423	11,705,563	1,520,313	1,414,824	457,940	779,829

[1] ISDA: is a trade organization of participants in the market for which has created a standardized contract (the ISDA Master Agreement) to enter into derivatives transactions.
[2] GMRA: It is a model legal agreement designed for parties transacting repos and is published by the International Capital Market Association (ICMA), which is the body representing the  bond and repo markets in Europe.
[3] For derivatives transactions counterparty risk is revealed as long as the valuation is positive. Therefore, the value described here differs from the book value.

Disclosure of detailed information about sensitivity of interest rate [Text Block]

Zone	Band	Modified Duration		Changes in Interest Rates (pbs)
		Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
Zone 1	1	0	0.08	274	274	100
	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
Zone 2	5	1	1.9	222	250	90
	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
Zone 3	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60

Disclosure of Currency risk explanatory [Text Block]
The VaR model uses a sensitivity factor to calculate the probability of loss due to fluctuations in the price of stocks, funds and currencies in which the Bank maintains a position. As previously indicated, the methodology used in these financial statements to measure such risk consists of computing VaR, which is derived by multiplying the position by the maximum probable variation in the price of such positions (“?p”). The (“?p”) is determined by the SFC, as shown in the following table:

Currency	Sensitivity Factor(1)
United States Dollar	12.49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%

(1)	Update of currency risk exposure sensitivity factors (Dollar EEUU 5.5% to 12.49%, Euro 6% to 11.00% and other currencies 8% to 13.02%).

Disclosure of market risk [text block]
The following table presents the total change on market risk and every risk factor.

December 2017
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate	283,548	289,811	303,876	269,572
Exchange Rate	559,362	488,395	883,924	330,108
Share Price	70,758	76,632	84,059	70,758
Collective Portfolios	173,236	156,335	174,373	34,558
Total Value at Risk	1,086,904	1,011,173	1,406,154	877,348

December 2016 (1)
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate	251,904	266,447	308,534	238,625
Exchange Rate	247,047	331,528	393,365	247,047
Share Price	61,120	61,811	76,438	55,264
Collective Portfolios	161,225	55,149	161,225	36,808
Total Value at Risk	721,296	714,935	827,564	627,812

(1)
An update is presented in the amount official about Total Market Risk (VaR) calculated for the period ended at December 31st, 2016; it according to a change in the exposure of factor of Collective portfolios in Bancolombia.

Disclosure of detailed information about interest rate risk sensitivity in local currency [Text Block]
The chart below provides information about Bancolombia’s interest rate risk sensitivity in local currency (COP) at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
In millions of COP
Assets sensitivity 100 bps	692,001	614,268
Liabilities sensitivity 100 bps	361,428	366,262
Net interest income sensitivity100 bps	330,573	248,006

The chart below provides information about Bancolombia’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
In millions of USD
Assets sensitivity 100 bps	76	78
Liabilities sensitivity 100 bps	60	71
Net interest income sensitivity100 bps	16	7

Sensitivity analysis for types of market risk [text block]	Table 2. Share Price Sensitivity
	December 31, 2017	December 31, 2016
Fair Value	146,667	113,835
Delta	14.70%	14.70%
Sensitivity	21,560	16,734

Disclosure of liquidity risk [text block]
The liquidity coverage ratio is presented as follows:

Liquidity Coverage Ratio	December 31, 2017	December 31, 2016
Net cash outflows into 30 days*	5,122,512	6,726,831
Liquid Assets	24,374,356	26,224,217
Liquidity coverage ratio	475.83%	389.85%

*Net cash outflows into 30 days: (Interbank borrowings, Financial assets investments, Loans and advances to customers, Derivative financial instruments), minus 30 days contractual maturities of liabilities. Demand deposit Time deposits, Interbank deposits Borrowings from other financial institutions Debt securities, Derivative financial instruments.

Disclosure of detailed information about liquid assets held by the bank [Text Block]
The following table shows the liquid assets held by Bank´s:

Liquid Assets(1)	December 31, 2017	December 31, 2016
High quality liquid assets*
Cash	14,793,855	15,821,823
High quality liquid securities	7,963,343	7,844,716
Other Liquid Assets
Other securities**	1,617,158	2,557,679
Total Liquid Assets	24,374,356	26,224,218

(1)
Feature possesses the high liquidity available in all cases, and those liquid assets received by the Central Bank for its operations expansion and monetary contraction. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt securities.

*High-quality liquid assets: cash  and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM-142 of the Bank of the Republic.

**Other Securities: Securities issued by financial and corporate entities.

Disclosure of detailed information about contractual maturities of principal and interest balances of financial assets [Text Block]
The tables below set out the remaining contractual maturities of principal and interest balances of the Group’s financial assets:

Contractual maturities of financial assets December 31, 2017

Financial Assets	0 - 1 Year	1- 3 Years	3- 5 Years	More than 5 years
Cash and balances with central bank	15,542,195	-	-	-
Interbank borrowings - Repurchase agreements	2,805,467	-	-	-
Financial assets investments	6,706,487	5,258,546	3,107,856	1,931,710
Loans and advances to customers	54,997,084	50,519,957	29,659,278	50,569,611
Derivative financial instruments	804,392	176,490	405,710	233,762
Total financial assets	80,855,625	55,954,993	33,172,844	52,735,083

Contractual maturities of financial assets December 31, 2016

Financial Assets	0 - 1 Year	1- 3 Years	3- 5 Years	More than 5 years
Cash and balances with central bank	16,216,907	-	-	-
Interbank borrowings - Repurchase agreements	4,475,341	-	-	-
Financial assets investments	5,438,351	3,805,890	2,025,553	2,016,014
Loans and advances to customers	55,098,988	48,180,287	27,881,140	49,141,494
Derivative financial instruments	1,437,057	274,065	202,543	533,265
Total financial assets	82,666,644	52,260,242	30,109,236	51,690,773

Disclosure of detailed information about contractual maturities of principal and interest balances of financial liabilities [Text Block]
The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial liabilities:

Contractual maturities of financial liabilities December 31, 2017

Financial Liabilities	0 - 1 Year	1- 3 Years	3- 5 Years	More than 5 years
Demand deposit from customers	77,997,629	-	-	-
Time deposits from customers	37,755,690	12,085,796	6,053,016	2,134,245
Interbank deposits-Repurchase agreements	3,861,258	524,880	-	-
Borrowings from other financial institutions	8,709,585	2,824,456	1,379,194	1,961,015
Debt securities in issue	3,210,313	5,676,708	8,460,302	8,050,023
Derivative financial instruments	670,817	117,485	383,380	229,804
Total financial liabilities	132,205,292	21,229,325	16,275,892	12,375,087

Contractual maturities of financial liabilities December 31, 2016

Financial Liabilities	0 - 1 Year	1- 3 Years	3- 5 Years	More than 5 years
Demand deposit from customers	70,136,704	-	-	-
Time deposits from customers	36,297,356	12,465,672	6,362,963	2,778,373
Interbank deposits - Repurchase agreements	2,295,020	-	-	-
Borrowings from other financial institutions	11,436,389	3,990,970	5,813,910	1,829,142
Debt securities in issue	2,965,927	4,626,491	8,380,097	9,083,988
Derivative financial instruments	1,072,980	194,556	165,462	528,894
Total financial liabilities	124,204,376	21,277,689	20,722,432	14,220,397

Disclosure of detailed information about contractual maturities of financial guarantees [Text Block]
The tables below set out the remaining contractual maturities of the Group’s financial guarantees

December 31, 2017	0 - 1 Year	1- 3 Years	3- 5 Years	More than 5 years
Financial guarantees	5,137,205	1,224,061	149,238	191,139

December 31, 2016	0 - 1 Year	1- 3 Years	3- 5 Years	More than 5 years
Financial guarantees	4,602,250	1,228,289	367,298	146,167

Disclosure of compliance of regulatory capital and capital adequacy ratios [Text Block]
In spite of the above, the management has directed its efforts towards the equity strengthening as shown in table below.

	As of
	December 31, 2017	December 31 2016
	In millions of COP
Regulatory Capital and Capital Adequacy Ratios
Basic Ordinary Equity	22,221,965	19,235,519
Deductions Basic Ordinary Equity	(4,189,222)	(4,193,122)
Total Basic Ordinary Equity	18,032,743	15,042,397
Additional Equity	7,143,524	7,069,448
Total Regulatory Capital	25,176,267	22,111,845
Capital Ratios
Primary capital to risk-weighted assets (Tier I)	10.15%	9.02%
Secondary capital to risk-weighted assets (Tier II)	4.03%	4.24%
Technical capital to risk-weighted assets	14.18%	13.26%

Financial assets past due but not impaired [member]
Risk Management [Line Items]
Analysis of age of financial assets that are past due but not impaired [text block]
The following table shows the past due loans and advances without impairment:

December 31, 2017
	Current Loan	Past Due Loan
Period	0 - 30 Days	31 – 90 Days	91 – 120 Days	121 – 360 Days	More Than 360 Days	Total
	In millions of COP
Commercial	80,724,673	181,441	135	163	1	80,906,413
Consumer	24,987,248	310,329	57	1	-	25,297,635
Mortgage	18,529,421	654,945	118,175	93,882	-	19,396,423
Financial Leases	20,396,114	106,099	231	-	71	20,502,515
Small Business Loan	902,787	25,231	-	-	-	928,018
Total	145,540,243	1,278,045	118,598	94,046	72	147,031,004

December 31, 2016
	Current Loan	Past Due Loan
Period	0 - 30 Days	31 – 90 Days	91 – 120 Days	121 – 360 Days	More Than 360 Days	Total
	In millions of COP
Commercial	79,287,627	178,350	-	1,287	1	79,467,265
Consumer	21,809,911	290,549	5	133	3	22,100,601
Mortgage	17,485,525	368,574	50,410	36,282	-	17,940,791
Financial Leases	19,880,982	89,573	395	2,557	100,896	20,074,403
Small Business Loan	930,432	29,590	-	-	-	960,022
Total	139,394,477	956,636	50,810	40,259	100,900	140,543,082